Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other non-current assets [abstract]
Summary of other non-current assets

	Intangible assets	Long-term prepaid expense	Total
	RMB’000	RMB’000	RMB’000
As at 1 January 2020
Cost	85,855	463,779	549,634
Accumulated amortization	(68,220)	—	(68,220)

Net book amount	17,635	463,779	481,414

Year ended 31 December 2020
Opening net book amount	17,635	463,779	481,414
Additions	53	169,755	169,808
Charge for the year	(2,919)	(223,344)	(226,263)

Closing net book amount	14,769	410,190	424,959

As at 31 December 2020
Cost	85,908	410,190	496,098
Accumulated amortization	(71,139)	—	(71,139)

Net book amount	14,769	410,190	424,959

Year ended 31 December 2021
Opening net book amount	14,769	410,190	424,959
Additions	—	657,465	657,465
Charge for the year	(2,925)	(291,692)	(294,617)

Closing net book amount	11,844	775,963	787,807

As at 31 December 2021
Cost	85,908	775,963	861,871
Accumulated amortization	(74,064)	—	(74,064)

Net book amount	11,844	775,963	787,807